Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (7,396,495)	$ (1,356,773)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	398,296	282,373
Amortization of intangible assets	14,967	12,319
Amortization of right-of-use assets	188,693	5,548
Gain on short-term investments	(5,358)
Share-based compensation expenses	1,459,200
Impairment loss on long-term investments		1,356,618
Provision of credit losses	24,400	3,907
Deferred income tax	(29,178)	6,493
Loss on disposal of property and equipment	9
Provision for inventory impairment	82,031
Provision for contract costs impairment	7,465	13,165
Changes in operating assets and liabilities:
Accounts receivable	844,750	245,175
Other receivables-bank acceptance notes	(561,116)	(726,008)
Advances to suppliers	(5,150,578)	47,880
Other receivables	20,562	63
Inventories	(122,678)	(295,816)
Contract costs	(46,361)	44,766
Accounts payable	1,025,251	102,825
Advances from customers	(15,751)	(214,530)
Payroll payable	58,258	192,941
Taxes payable	(63,923)	420
Other payables	149,742	49,182
Amounts due to related parties	(78,647)	8,143
Change in operating lease liabilities	(205,611)	(5,744)
Net cash used in operating activities	(9,402,072)	(227,053)
Cash flows from investing activities
Purchase of property and equipment	(781,362)	(295,389)
Purchases of intangible assets	(63,867)
Prepayment for equity subscription	(1,000,000)
Purchase short-term investments	(2,983,966)
Maturities of short-term investments	1,165,925
Prepayment for acquisition related deposits	(4,500,000)
Interest-free loan to third parties	(2,266,674)
Repayment of interest-free loan to third parties	500,000
Net cash used in investing activities	(9,929,944)	(295,389)
Cash flows from financing activities
Proceeds from short-term loans	1,450,708	1,391,999
Repayment of short-term loans		(1,391,999)
Proceeds from third party loans		190,000
Repayments of third party loans	(100,000)
Cash receipts from equity issuance, net of issuance cost	22,777,422
Net cash provided by financing activities	24,128,130	190,000
Effect of foreign exchange rate change on cash and cash equivalents	40,083	6,932
Net increase (decrease) in cash and cash equivalents	4,836,197	(325,510)
Cash and cash equivalents at the beginning of the period	1,452,992	2,080,715
Cash and cash equivalents at the end of the period	6,289,189	1,755,205
Supplemental disclosures of cash flow information:
Interest paid	29,254	22,425
Income taxes paid	63,923	112,129
Non-cash investing activities:
Liabilities incurred for purchasing of property and equipment	$ 145,948	$ 2,279